SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Class A Shares – TICKER: SOAAX

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Class A Shares – TICKER: SOAVX

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

SPIRIT OF AMERICA INCOME FUND

Class A Shares – TICKER: SOAIX

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

Class A Shares – TICKER: SOAOX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED NOVEMBER 6, 2015 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE REAL ESTATE FUND ON PAGE 1 OF THE PROSPECTUS:

Fees and Expenses of the Real Estate Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Real Estate Fund’s prospectus and in the section titled “How to Purchase Shares” of the Real Estate Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE VALUE FUND ON PAGE 5 OF THE PROSPECTUS:

Fees and Expenses of the Value Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Value Fund’s prospectus and in the section titled “How to Purchase Shares” of the Value Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE MUNICIPAL TAX FREE BOND FUND ON PAGE 8 OF THE PROSPECTUS:

Fees and Expenses of the Municipal Tax Free Bond Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Tax Free Bond Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Municipal Tax Free Bond Fund’s prospectus and in the section titled “How to Purchase Shares” of the Municipal Tax Free Bond Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE INCOME FUND ON PAGE 12 OF THE PROSPECTUS:

Fees and Expenses of the Income Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Income Fund’s prospectus and in the section titled “How to Purchase Shares” of the Income Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE OPPORTUNITY FUND ON PAGE 16 OF THE PROSPECTUS:

Fees and Expenses of the Opportunity Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Opportunity Fund’s prospectus and in the section titled “How to Purchase Shares” of the Opportunity Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE TO THE SUB-SECTION TITLED “SALE OF CLASS A SHARES” IN THE SECTION TITLED “DISTRIBUTION ARRANGEMENTS” ON PAGE 50 OF THE PROSPECTUS WITH THE FOLLOWING:

Sale of Class A Shares.

The sales charge you pay for Class A Shares of the Funds depends on the dollar amount invested, as shown in the tables below.

Real Estate Fund and Value Fund

	Total Sales Charge as a Percentage of
	Offering Price	Net Amount Invested
Under $100,000	5.25%	5.54%
$100,000 but less than $250,000	4.50%	4.71%
$250,000 but less than $500,000	3.75%	3.89%
$500,000 but less than $1,000,000	3.00%	3.09%
$1,000,000 or more*	0%	0%

*	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments, the Funds impose a CDSC of 1.00% in the event of certain redemptions within one year of the purchase. The CDSC incurred upon redemption is paid to the Distributor in reimbursement for distribution-related expenses. A commission will be paid to authorized dealers who initiate and are responsible for purchases of $1 million or more.

Municipal Tax Free Bond Fund, Income Fund and Opportunity Fund

	Total Sales Charge as a Percentage of
	Offering Price	Net Amount Invested
Under $100,000	4.75%	4.99%
$100,000 but less than $250,000	4.25%	4.44%
$250,000 but less than $500,000	3.75%	3.90%
$500,000 but less than $1,000,000	3.00%	3.09%
$1,000,000 or more*	0%	0%

*	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments, the Funds impose a CDSC of 1.00% in the event of certain redemptions within one year of the purchase. The CDSC incurred upon redemption is paid to the Distributor in reimbursement for distribution-related expenses. A commission will be paid to authorized dealers who initiate and are responsible for purchases of $1 million or more.

Reduction of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ Transfer Agent, your financial adviser or other intermediary at the time of purchase and you also must provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by the current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares or the Funds held in (i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under age 21). You should retain any records necessary to substantiate historical costs because the Fund, its Transfer Agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver.

Investors may be able to reduce or eliminate front-end sales charges on Class A Shares through one or more of the following methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases per the breakpoint chart above.

•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address can add the current value of any Class A Shares in all Spirit of America Funds that you currently own or are currently purchasing to the value of your Class A purchase. You must notify your investment adviser, the Fund’s Transfer Agent or other intermediary, at the time of purchase, of your intent to qualify for this reduction and provide any required evidence showing that you qualify. Rights of accumulation breakpoints are calculated based on the greater of cost or current market value (NAV). Cost is defined as: Gross purchases + reinvested dividends – redemptions.

•

Letter of Intent discount. If you declare in writing that you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address intend to purchase at least $100,000 in Class A Shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can combine your purchase of Class A Shares of any of the Spirit of America Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

SUPPLEMENT DATED NOVEMBER 6, 2015 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE TO THE SECTION TITLED “HOW TO PURCHASE SHARES” ON PAGE 22 OF THE STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

HOW TO PURCHASE SHARES

General

The Funds’ Class A Shares are sold at the NAV next determined after the Company’s transfer agent, HASI (the “Transfer Agent”), receives an order plus an initial maximum sales charge of up to 5.25% of the offering price (4.75% in the case of the High Yield Fund, Income Fund and Opportunity Fund) of the offering price (5.54% or 4.99%, respectively, of the net amount invested) reduced on investments of $100,000 or more. The minimum initial investment for each Fund is $500; the minimum subsequent investment is $50. See “Distribution Arrangements” in the Prospectus for more complete information on Class A Shares of the Funds.

Purchase orders for shares of each Fund that are received by the Transfer Agent in proper form (i.e., a completed application and the correct minimum investment) by the close of the New York Stock Exchange (“NYSE”), on any day that the NYSE is open for trading, will be purchased at the appropriate Fund’s next determined NAV (plus any applicable sales charge). Orders for Fund shares received after 4:00 p.m. Eastern Time will be purchased at the NAV (plus any applicable sales charge) determined on the following business day.

The Company does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares or any agreements to maintain assets in the Funds.

Reduction of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ Transfer Agent, your financial adviser or other intermediary at the time of purchase and you also must provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by the current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares or the Funds held in (i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under age 21). You should retain any records necessary to substantiate historical costs because the Fund, its Transfer Agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver.

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Investors may be able to reduce or eliminate front-end sales charges on Class A Shares through one or more of the following methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases per the breakpoint chart above.

•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address can add the current value of any Class A Shares in all Spirit of America Funds that you currently own or are currently purchasing to the value of your Class A purchase. You must notify your investment adviser, the Fund’s Transfer Agent or other intermediary, at the time of purchase, of your intent to qualify for this reduction and provide any required evidence showing that you qualify. Rights of accumulation breakpoints are calculated based on the greater of cost or current market value (NAV). Cost is defined as: Gross purchases + reinvested dividends – redemptions.

•	Letter of Intent discount. If you declare in writing that you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address intend to purchase at least $100,000 in Class A Shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can combine your purchase of Class A Shares of any of the Spirit of America Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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